SCHEDULE OF BANK AND OTHER BORROWINGS (Details) (Parenthetical) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other borrowings	[1]	$ 356,431	$ 1,130,141
Borrowings, interest rate			8.00%
Unsecured borrowings, interest rate		3.60%
Ultimate beneficial shareholder [member]
IfrsStatementLineItems [Line Items]
Other borrowings			$ 425,255
Non related parties [member]
IfrsStatementLineItems [Line Items]
Other borrowings	[1]	$ 356,431	$ 704,886
Weighted average [member]
IfrsStatementLineItems [Line Items]
Weighted average effective interest rate		4.00%	5.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate			6.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate			7.20%

[1]	Included in other borrowings, an aggregate loan balance from related parties of nil (2024: USD425,255) was unsecured, interest-free or interest bearing at nil (2024: 8% p.a.). A principal amount of USD356,431 (2024: USD704,886) was unsecured, interest bearing at 3.6% p.a. (2024: interest free or interest bearing at 6% to 7.2% p.a). All these balances were repayable within one year after the end of the reporting period.